Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Jacob Funds Inc.
Entity Central Index Key	0001090372
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Internet Fund
Class Name	Investor Class
Trading Symbol	JAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Internet Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	259	2.48%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the S&P 500 TR and NASDAQ Composite Total Return Index.
WHAT FACTORS INFLUENCED PERFORMANCE
At the start of the fiscal year, we experienced a steep decline in equities as investors became increasingly concerned about the economy, while an inflation-vigilant Federal Reserve (the “Fed”) maintained its restrictive rate posture. By the end of October, however, the Fed acknowledged publicly that its next move on interest rates would likely be a reduction, with a lowering of the Fed funds rate sometime in 2024. This acknowledgement sparked a strong relief rally in markets to end 2023, and after a brief pause in January, they have resumed their climb at an uneven pace. This resilience – in the markets and in the broader economy - has been especially impressive given the restrictive nature of the current interest rate policy and the hesitation for quicker action. Most of the strength in the equity markets remains with the largest companies in the major indices, with smaller cap companies continuing to lag. With interest rate cuts now imminent, we believe we may be finally reaching a point where there is more sustained interest in small cap stocks as investors are willing to increase their risk profiles now that the Fed is on their side. As for the Funds, this leads us to continue our more aggressive posture towards a smaller cap bias across all our portfolios.

Top Contributors
↑	Impinj, Inc., Powerfleet, Inc., Porch Group, Inc.

Top Detractors
↓	Digital Turbine, Inc., Identiv, Inc., Confluent, Inc.
PERFORMANCE
The Jacob Internet Fund – Investor Class was up 8.84% for the fiscal period ended August 31, 2024, while the NASDAQ Composite Index rose 27.15%. While the beginning of the fiscal period was promising, the second half was dominated by a concentration of the index performance by the largest companies which made it difficult to keep pace with our larger weightings in smaller cap technology companies.
Outperformers in the period included chip company Impinj, Inc., up over 152% in the fiscal period, mainly benefitting from a strong overall market for chip companies, as well as a continued expansion in the market for its RFID supply chain solutions, but this also was a small position in the portfolio. Powerfleet, Inc., a provider of intelligent telematics software, was a larger position for the company and rose 102% in the fiscal period on the strength of strong execution on its restructuring plan, plus a couple of very smart and attractively priced acquisitions that will likely mean better growth and higher margins over time. Porch Group, Inc. was another standout, up over 70% in the fiscal period, as they have adjusted adroitly to a lackluster consumer real estate environment as well as a challenging and constantly evolving home insurance market. Another large weighting in the Fund, Doximity, Inc., was up over an impressive 54% in the fiscal period as they benefited from their position as the leader in social media among medical professionals as the advertising market slowly recovered. Long-time holdings that we have discussed numerous times in the past, such as Cloudflare, Inc. and DraftKings, Inc., up 26% and 16% respectively, also contributed to the Fund’s returns in the fiscal period.
The worst-performing holdings tended to be some of the Fund’s smallest positions, but their cumulative impact still acted to restrain our returns. The largest individual percentage decline in the fiscal period was Digital Turbine, Inc., down close to 64%. Sluggish advertising spending and delays in new product launches were the main reasons, and while we still believe there is value here, we have kept it a small size waiting for more signs of a recovery. Identiv, Inc., down over 59% in the fiscal period, sold a slower growing high-margin segment of its business for a cash price close to where the stock was trading. Unfortunately, the market was not enthused with the structure of the remaining business and punished the stock. Over time, we believe Identiv, Inc. will once again trade at a valuation more than the cash on its balance sheet, but given market conditions for small and microcap companies, it’s taken longer than we expected. Aside from a few additional small holdings, such as Atomera, Inc. and comScore, Inc., a few higher-weighted software names, such as Confluent, Inc. and MongoDB, Inc., were down 36% and 24% in the fiscal period.
In terms of looking ahead, we remain on the lookout for high-quality, high-growth names that have been beaten down and/ or ignored by a market seemingly only interested in the safest and largest of companies. We have been heartened recently as we are finally seeing signs of a broadening of interest in small caps that has been virtually non-existent for several years. We continue to see many opportunities to invest in attractive, early-stage companies with bright futures, still trading at valuations that do not reflect their business prospects. As always, we believe that staying true to our investment philosophy and process is key to obtaining the best possible long-term returns for our shareholders.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	8.84	3.83	8.47
S&P 500 TR	27.14	15.92	12.98
NASDAQ Composite Total Return Index	27.15	18.29	15.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information. Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 44,515,859
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 609,229
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$44,515,859
Number of Holdings	33
Net Advisory Fee	$609,229
Portfolio Turnover	42%

Holdings [Text Block]

Top 10 Issuers	(%)
Doximity, Inc.	6.5%
Powerfleet, Inc. NJ	6.4%
MongoDB, Inc.	6.2%
Inspired Entertainment, Inc.	5.9%
DraftKings, Inc.	5.6%
Cantaloupe, Inc.	5.4%
Zillow Group, Inc.	5.3%
Block, Inc.	5.1%
Cloudflare, Inc.	4.4%
OptimizeRx Corp.	4.2%

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	JSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$362	3.36%

Expenses Paid, Amount	$ 362
Expense Ratio, Percent	3.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the S&P 500 TR and Russell 2000 Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
At the start of the fiscal year, we experienced a steep decline in equities as investors became increasingly concerned about the economy, while an inflation-vigilant Federal Reserve (the “Fed”) maintained its restrictive rate posture. By the end of October, however, the Fed acknowledged publicly that its next move on interest rates would likely be a reduction, with a lowering of the Fed funds rate sometime in 2024. This acknowledgement sparked a strong relief rally in markets to end 2023, and after a brief pause in January, they have resumed their climb at an uneven pace. This resilience – in the markets and in the broader economy - has been especially impressive given the restrictive nature of the current interest rate policy and the hesitation for quicker action. Most of the strength in the equity markets remains with the largest companies in the major indices, with smaller cap companies continuing to lag. With interest rate cuts now imminent, we believe we may be finally reaching a point where there is more sustained interest in small cap stocks as investors are willing to increase their risk profiles now that the Fed is on their side. As for the Funds, this leads us to continue our more aggressive posture towards a smaller cap bias across all our portfolios.

Top Contributors
↑	CareDx, Inc., Harrow Health, Inc., Digital Turbine, Inc.

Top Detractors
↓	Digital Turbine, Inc., Identiv, Inc., Tela Bio, Inc.
PERFORMANCE
The Jacob Small Cap Growth Fund – Investor Class was up 15.49% through August 31, 2024, while the Russell 2000 Growth Index rose 17.67%.Increased weightings in the healthcare sector helped the Fund overcome weakness in technology, allowing us to roughly keep base with our benchmark. Laggards in the fiscal period included Digital Turbine, Inc. and Identiv, Inc., as well as a few healthcare holdings that had trouble meeting prior sales forecasts, leading to significant declines. Tela Bio, Inc., down almost 70% in the fiscal period, had a strong track record prior to this year in becoming a player in the market for natural tissue repair, competing successfully against larger companies with synthetic products that surgeons are becoming more wary to use. A salesforce restructuring to assist the company with future growth led to a few bumps, however, and the company needs to show they are back on a sustainable growth trajectory to reach sustained cash flow profitability. The other laggard, the spine surgery product company Alphatec Holdings, Inc., was down more than 57% in the fiscal period. Execution issues were the main culprit, as Alphatec Holdings, Inc. also had some growing pains, including inventory issues that pushed out growth into the future. While the company has showed some modest positive EBITDA in recent quarters, cash flow remains significantly negative, and with a fair amount of debt on its balance sheet and in an unforgiving market for small companies, Alphatec Holdings, Inc. also needs to prove it can grow fast and be profitable. We like management and the ultimate opportunity in both companies and believe patience will be rewarded in both situations.
In addition to Impinj, Inc., there were two healthcare names that were the standouts in the fiscal period, CareDx, Inc. and Harrow Health, Inc., each up 230% and 166% respectively. CareDx, Inc., the organ transplant company, did an excellent job navigating a difficult reimbursement environment and significantly outperformed analyst estimates. To top it off, Medicare later in the year backed away from some of the more stringent restrictions surrounding the company’s core testing business and gave CareDx, Inc. a much clearer path for the resumption of growth in this market. Harrow Health, Inc., a longtime holding for the Fund, started to reap some rewards from some of its previous ophthalmology drug acquisitions. Its evolution from a drug compounder to purveyor of FDA approved products is showing some meaningful success and investors are starting to take notice. A handful of other healthcare names, such as Celcuity, Inc., Codexis, Inc. and Krystal Biotech, Inc., up 67%, 66% and 56% respectively, all showed either clinical progress and/or new partnerships that led to strong share price performance.
In terms of looking ahead, we remain on the lookout for high-quality, high-growth names that have been beaten down and/ or ignored by a market seemingly only interested in the safest and largest of companies. We have been heartened recently as we are finally seeing signs of a broadening of interest in small caps that has been virtually non-existent for several years. We continue to see many opportunities to invest in attractive, early-stage companies with bright futures, still trading at valuations that do not reflect their business prospects. As always, we believe that staying true to our investment philosophy and process is key to obtaining the best possible long-term returns for our shareholders.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	15.49	1.79	3.27
S&P 500 TR	27.14	15.92	12.98
Russell 2000 Growth Total Return	17.67	8.35	8.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information. Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 7,005,327
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$7,005,327
Number of Holdings	37
Net Advisory Fee	$0
Portfolio Turnover	54%

Holdings [Text Block]

Top 10 Issuers	(%)
Harrow, Inc.	8.9%
CareDx, Inc.	8.5%
Doximity, Inc.	5.8%
First American Government Obligations Fund	5.6%
Inspired Entertainment, Inc.	5.1%
Cantaloupe, Inc.	4.9%
Thunderbird Entertainment Group, Inc.	4.9%
Zillow Group, Inc.	4.7%
Heron Therapeutics, Inc.	4.0%
OptimizeRx Corp.	3.7%

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jacob Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	JSIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$337	3.12%

Expenses Paid, Amount	$ 337
Expense Ratio, Percent	3.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the S&P 500 TR and Russell 2000 Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
At the start of the fiscal year, we experienced a steep decline in equities as investors became increasingly concerned about the economy, while an inflation-vigilant Federal Reserve (the “Fed”) maintained its restrictive rate posture. By the end of October, however, the Fed acknowledged publicly that its next move on interest rates would likely be a reduction, with a lowering of the Fed funds rate sometime in 2024. This acknowledgement sparked a strong relief rally in markets to end 2023, and after a brief pause in January, they have resumed their climb at an uneven pace. This resilience – in the markets and in the broader economy - has been especially impressive given the restrictive nature of the current interest rate policy and the hesitation for quicker action. Most of the strength in the equity markets remains with the largest companies in the major indices, with smaller cap companies continuing to lag. With interest rate cuts now imminent, we believe we may be finally reaching a point where there is more sustained interest in small cap stocks as investors are willing to increase their risk profiles now that the Fed is on their side. As for the Funds, this leads us to continue our more aggressive posture towards a smaller cap bias across all our portfolios.

Top Contributors
↑	CareDx, Inc., Harrow Health, Inc., Digital Turbine, Inc.

Top Detractors
↓	Digital Turbine, Inc., Identiv, Inc., Tela Bio, Inc.
PERFORMANCE
The Jacob Small Cap Growth Fund – Institutional Class was up 15.80% through August 31, 2024, while the Russell 2000 Growth Index rose 17.67%. Increased weightings in the healthcare sector helped the Fund overcome weakness in technology, allowing us to roughly keep base with our benchmark. Laggards in the fiscal period included Digital Turbine, Inc. and Identiv, Inc., as well as a few healthcare holdings that had trouble meeting prior sales forecasts, leading to significant declines. Tela Bio, Inc., down almost 70% in the fiscal period, had a strong track record prior to this year in becoming a player in the market for natural tissue repair, competing successfully against larger companies with synthetic products that surgeons are becoming more wary to use. A salesforce restructuring to assist the company with future growth led to a few bumps, however, and the company needs to show they are back on a sustainable growth trajectory to reach sustained cash flow profitability. The other laggard, the spine surgery product company Alphatec Holdings, Inc., was down more than 57% in the fiscal period. Execution issues were the main culprit, as Alphatec Holdings, Inc. also had some growing pains, including inventory issues that pushed out growth into the future. While the company has showed some modest positive EBITDA in recent quarters, cash flow remains significantly negative, and with a fair amount of debt on its balance sheet and in an unforgiving market for small companies, Alphatec Holdings, Inc. also needs to prove it can grow fast and be profitable. We like management and the ultimate opportunity in both companies and believe patience will be rewarded in both situations.
In addition to Impinj, Inc., there were two healthcare names that were the standouts in the fiscal period, CareDx, Inc. and Harrow Health, Inc., each up 230% and 166% respectively. CareDx, Inc., the organ transplant company, did an excellent job navigating a difficult reimbursement environment and significantly outperformed analyst estimates. To top it off, Medicare later in the year backed away from some of the more stringent restrictions surrounding the company’s core testing business and gave CareDx, Inc. a much clearer path for the resumption of growth in this market. Harrow Health, Inc., a longtime holding for the Fund, started to reap some rewards from some of its previous ophthalmology drug acquisitions. Its evolution from a drug compounder to purveyor of FDA approved products is showing some meaningful success and investors are starting to take notice. A handful of other healthcare names, such as Celcuity, Inc., Codexis, Inc. and Krystal Biotech, Inc., up 67%, 66% and 56% respectively, all showed either clinical progress and/or new partnerships that led to strong share price performance.
In terms of looking ahead, we remain on the lookout for high-quality, high-growth names that have been beaten down and/ or ignored by a market seemingly only interested in the safest and largest of companies. We have been heartened recently as we are finally seeing signs of a broadening of interest in small caps that has been virtually non-existent for several years. We continue to see many opportunities to invest in attractive, early-stage companies with bright futures, still trading at valuations that do not reflect their business prospects. As always, we believe that staying true to our investment philosophy and process is key to obtaining the best possible long-term returns for our shareholders.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	15.80	2.09	3.56
S&P 500 TR	27.14	15.92	12.98
Russell 2000 Growth Total Return	17.67	8.35	8.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information. Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 7,005,327
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$7,005,327
Number of Holdings	37
Net Advisory Fee	$0
Portfolio Turnover	54%

Holdings [Text Block]

Top 10 Issuers	(%)
Harrow, Inc.	8.9%
CareDx, Inc.	8.5%
Doximity, Inc.	5.8%
First American Government Obligations Fund	5.6%
Inspired Entertainment, Inc.	5.1%
Cantaloupe, Inc.	4.9%
Thunderbird Entertainment Group, Inc.	4.9%
Zillow Group, Inc.	4.7%
Heron Therapeutics, Inc.	4.0%
OptimizeRx Corp.	3.7%

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Discovery Fund
Class Name	Investor Class
Trading Symbol	JMCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$237	2.30%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the S&P 500 TR and Russell Microcap Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
At the start of the fiscal year, we experienced a steep decline in equities as investors became increasingly concerned about the economy, while an inflation-vigilant Federal Reserve (the “Fed”) maintained its restrictive rate posture. By the end of October, however, the Fed acknowledged publicly that its next move on interest rates would likely be a reduction, with a lowering of the Fed funds rate sometime in 2024. This acknowledgement sparked a strong relief rally in markets to end 2023, and after a brief pause in January, they have resumed their climb at an uneven pace. This resilience – in the markets and in the broader economy - has been especially impressive given the restrictive nature of the current interest rate policy and the hesitation for quicker action. Most of the strength in the equity markets remains with the largest companies in the major indices, with smaller cap companies continuing to lag. With interest rate cuts now imminent, we believe we may be finally reaching a point where there is more sustained interest in small cap stocks as investors are willing to increase their risk profiles now that the Fed is on their side. As for the Funds, this leads us to continue our more aggressive posture towards a smaller cap bias across all our portfolios.

Top Contributors
↑	CareDx, Inc., Harrow Health, Inc., ReposiTrak, Inc.

Top Detractors
↓	Tela Bio, Inc., Identiv, Inc., Alphatec Holdings, Inc.
PERFORMANCE
The Jacob Discovery Fund – Investor Class was up 6.07% for the fiscal period ended August 31, 2024, while the Russell Microcap Growth Index was up 16.30%. The reasons for our underperformance aren’t entirely clear, although the fund was positioned a bit more cautiously, with the market’s smallest names having difficulty garnering investor interest.
The biggest outperformers in the fiscal period also mimicked the Small Cap Growth Fund, CareDx, Inc. and Harrow Health, Inc., up 230% and 166% respectively. CareDx, Inc., the organ transplant company, did an excellent job navigating a difficult reimbursement environment and significantly outperformed analyst estimates. To top it off, Medicare later in the year backed away from some of the more stringent restrictions surrounding the company’s core testing business and gave CareDx, Inc. a much clearer path for the resumption of growth in this market. Harrow Health, Inc., a longtime holding for the Fund, started to reap some rewards from some of its previous ophthalmology drug acquisitions. Its evolution from a drug compounder to purveyor of FDA approved products is showing some meaningful success and investors are starting to take notice. There were a couple other positive standouts in the fiscal period unique to the Discovery Fund.
ReposiTrak, Inc., up over 115% in the fiscal period, continues to take advantage of an upcoming federal regulation that will require grocers and supermarkets to keep close track of the perishable items they sell, forcing them to use software and services such as the ones the company offers. BM Technologies, Inc., up over 89% in the period, has been making progress growing its student banking offerings while successfully completing the transition to a more profitable banking relationship, allowing it to generate much higher margins on deposits. Exiting its outsourced white label product will also lead to greater cash flow as well.
Tela Bio, Inc., Identiv, Inc. and Alphatec Holdings, Inc., were the worst performers in the period, down 70%, 59% and 58% respectively. Tela Bio, Inc. had a strong track record prior to this year in becoming a player in the market for natural tissue repair, competing successfully against larger companies with synthetic products that surgeons are becoming more wary to use. A salesforce restructuring to assist the company with future growth led to a few bumps, however, and the company needs to show they are back on a sustainable growth trajectory to reach sustained cash flow profitability.
Another laggard, Scynexis, Inc., was down over 58% in the period. Scynexis, Inc. had its main antifungal drug Brexafemme, the rights of which were sold to GSK in a meaningful 2023 transaction, taken off the market due to some cross-contamination issues in manufacturing. Resolving the issue has taken far longer than expected, and GSK forced Scynexis, Inc. to amend some of the terms of its deal, leading to less – but still significant – financial upside should the yeast infection drug make it back to the market. Perhaps more pertinent for the company’s longer-term financial viability remains the company’s next-generation antifungal, which is under development and should start clinical trial work by the end of 2024.
In terms of looking ahead, we remain on the lookout for high-quality, high-growth names that have been beaten down and/ or ignored by a market seemingly only interested in the safest and largest of companies. We have been heartened recently as we are finally seeing signs of a broadening of interest in small caps that has been virtually non-existent for several years. We continue to see many opportunities to invest in attractive, early-stage companies with bright futures, still trading at valuations that do not reflect their business prospects. As always, we believe that staying true to our investment philosophy and process is key to obtaining the best possible long-term returns for our shareholders.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	6.07	6.57	7.36
S&P 500 TR	27.14	15.92	12.98
Russell Microcap Growth Total Return	16.30	6.32	4.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information. Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 15,660,348
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 80,311
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$15,660,348
Number of Holdings	44
Net Advisory Fee	$80,311
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	13.3%
Thunderbird Entertainment Group, Inc.	5.9%
Harrow, Inc.	5.9%
Hudson Global, Inc.	5.6%
Cantaloupe, Inc.	5.4%
Powerfleet, Inc. NJ	5.1%
Inspired Entertainment, Inc.	4.9%
Solitario Resources Corp.	4.4%
BM Technologies, Inc.	4.3%
CareDx, Inc.	4.0%

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jacob Discovery Fund
Class Name	Institutional Class
Trading Symbol	JMIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$206	2.00%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the S&P 500 TR and Russell Microcap Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
At the start of the fiscal year, we experienced a steep decline in equities as investors became increasingly concerned about the economy, while an inflation-vigilant Federal Reserve (the “Fed”) maintained its restrictive rate posture. By the end of October, however, the Fed acknowledged publicly that its next move on interest rates would likely be a reduction, with a lowering of the Fed funds rate sometime in 2024. This acknowledgement sparked a strong relief rally in markets to end 2023, and after a brief pause in January, they have resumed their climb at an uneven pace. This resilience – in the markets and in the broader economy - has been especially impressive given the restrictive nature of the current interest rate policy and the hesitation for quicker action. Most of the strength in the equity markets remains with the largest companies in the major indices, with smaller cap companies continuing to lag. With interest rate cuts now imminent, we believe we may be finally reaching a point where there is more sustained interest in small cap stocks as investors are willing to increase their risk profiles now that the Fed is on their side. As for the Funds, this leads us to continue our more aggressive posture towards a smaller cap bias across all our portfolios.

Top Contributors
↑	CareDx, Inc., Harrow Health, Inc., ReposiTrak, Inc.

Top Detractors
↓	Tela Bio, Inc., Identiv, Inc., Alphatec Holdings, Inc.
PERFORMANCE
The Jacob Discovery Fund – Institutional Class was up 6.42% for the fiscal period ended August 31, 2024, while the Russell Microcap Growth Index was up 16.30%. The reasons for our underperformance aren’t entirely clear, although the fund was positioned a bit more cautiously, with the market’s smallest names having difficulty garnering investor interest.
The biggest outperformers in the fiscal period also mimicked the Small Cap Growth Fund, CareDx, Inc. and Harrow Health, Inc., up 230% and 166% respectively. CareDx, Inc., the organ transplant company, did an excellent job navigating a difficult reimbursement environment and significantly outperformed analyst estimates. To top it off, Medicare later in the year backed away from some of the more stringent restrictions surrounding the company’s core testing business and gave CareDx, Inc. a much clearer path for the resumption of growth in this market. Harrow Health, Inc., a longtime holding for the Fund, started to reap some rewards from some of its previous ophthalmology drug acquisitions. Its evolution from a drug compounder to purveyor of FDA approved products is showing some meaningful success and investors are starting to take notice. There were a couple other positive standouts in the fiscal period unique to the Discovery Fund.
ReposiTrak, Inc., up over 115% in the fiscal period, continues to take advantage of an upcoming federal regulation that will require grocers and supermarkets to keep close track of the perishable items they sell, forcing them to use software and services such as the ones the company offers. BM Technologies, Inc., up over 89% in the period, has been making progress growing its student banking offerings while successfully completing the transition to a more profitable banking relationship, allowing it to generate much higher margins on deposits. Exiting its outsourced white label product will also lead to greater cash flow as well.
Tela Bio, Inc., Identiv, Inc. and Alphatec Holdings, Inc., were the worst performers in the period, down 70%, 59% and 58% respectively. Tela Bio, Inc. had a strong track record prior to this year in becoming a player in the market for natural tissue repair, competing successfully against larger companies with synthetic products that surgeons are becoming more wary to use. A salesforce restructuring to assist the company with future growth led to a few bumps, however, and the company needs to show they are back on a sustainable growth trajectory to reach sustained cash flow profitability.
Another laggard, Scynexis, Inc., was down over 58% in the period. Scynexis, Inc. had its main antifungal drug Brexafemme, the rights of which were sold to GSK in a meaningful 2023 transaction, taken off the market due to some cross-contamination issues in manufacturing. Resolving the issue has taken far longer than expected, and GSK forced Scynexis, Inc. to amend some of the terms of its deal, leading to less – but still significant – financial upside should the yeast infection drug make it back to the market. Perhaps more pertinent for the company’s longer-term financial viability remains the company’s next-generation antifungal, which is under development and should start clinical trial work by the end of 2024.
In terms of looking ahead, we remain on the lookout for high-quality, high-growth names that have been beaten down and/ or ignored by a market seemingly only interested in the safest and largest of companies. We have been heartened recently as we are finally seeing signs of a broadening of interest in small caps that has been virtually non-existent for several years. We continue to see many opportunities to invest in attractive, early-stage companies with bright futures, still trading at valuations that do not reflect their business prospects. As always, we believe that staying true to our investment philosophy and process is key to obtaining the best possible long-term returns for our shareholders.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	6.42	6.86	7.65
S&P 500 TR	27.14	15.92	12.98
Russell Microcap Growth Total Return	16.30	6.32	4.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information. Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 15,660,348
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 80,311
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$15,660,348
Number of Holdings	44
Net Advisory Fee	$80,311
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	13.3%
Thunderbird Entertainment Group, Inc.	5.9%
Harrow, Inc.	5.9%
Hudson Global, Inc.	5.6%
Cantaloupe, Inc.	5.4%
Powerfleet, Inc. NJ	5.1%
Inspired Entertainment, Inc.	4.9%
Solitario Resources Corp.	4.4%
BM Technologies, Inc.	4.3%
CareDx, Inc.	4.0%

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Jacob Forward ETF
Shareholder Report [Line Items]
Fund Name	Jacob Forward ETF
Class Name	Jacob Forward ETF
Trading Symbol	JFWD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Forward ETF for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobforwardetf.com/fund-materials. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobforwardetf.com/fund-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jacob Forward ETF	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the S&P 500 TR.
WHAT FACTORS INFLUENCED PERFORMANCE
At the start of the fiscal year, we experienced a steep decline in equities as investors became increasingly concerned about the economy, while an inflation-vigilant Federal Reserve (the “Fed”) maintained its restrictive rate posture. By the end of October, however, the Fed acknowledged publicly that its next move on interest rates would likely be a reduction, with a lowering of the Fed funds rate sometime in 2024. This acknowledgement sparked a strong relief rally in markets to end 2023, and after a brief pause in January, they have resumed their climb at an uneven pace. This resilience – in the markets and in the broader economy - has been especially impressive given the restrictive nature of the current interest rate policy and the hesitation for quicker action. Most of the strength in the equity markets remains with the largest companies in the major indices, with smaller cap companies continuing to lag. With interest rate cuts now imminent, we believe we may be finally reaching a point where there is more sustained interest in small cap stocks as investors are willing to increase their risk profiles now that the Fed is on their side. As for the Funds, this leads us to continue our more aggressive posture towards a smaller cap bias across all our portfolios.

Top Contributors
↑	CareDx, Inc., Harrow Health, Inc., Impinj, Inc.

Top Detractors
↓	Tela Bio, Inc., Digital Turbine, Inc., Identiv, Inc.
PERFORMANCE
The Jacob Forward ETF at market price was up 24.01% for the fiscal period ended August 31, 2024, while the S&P 500 Index rose 27.14%. This Fund, especially among the group, was best able to keep up with its benchmark given its diversity among both sectors and market caps.
In addition to Impinj, Inc., up 152% during the period, there were two healthcare names that were the standouts in the fiscal year, CareDx, Inc. and Harrow Health, Inc., each up 230% and 166% respectively. CareDx, Inc., the organ transplant company, did an excellent job navigating a difficult reimbursement environment and significantly outperformed analyst estimates. To top it off, Medicare later in the year backed away from some of the more stringent restrictions surrounding the company’s core testing business and gave CareDx, Inc. a much clearer path for the resumption of growth in this market. Harrow Health, Inc., a longtime holding for the Fund, started to reap some rewards from some of its previous ophthalmology drug acquisitions. Its evolution from a drug compounder to purveyor of FDA approved products is showing some meaningful success and investors are starting to take notice. A handful of other healthcare names, such as Celcuity, Inc., Codexis, Inc. and Krystal Biotech, Inc., up 67%, 66% and 56% respectively, all showed either clinical progress and/or new partnerships that led to strong share price performance.
Tela Bio, Inc., Digital Turbine, Inc. and Identiv, Inc. were the worst performers in the period, down 70%, 64% and 59% respectively. Tela Bio, Inc. had a strong track record prior to this year in becoming a player in the market for natural tissue repair, competing successfully against larger companies with synthetic products that surgeons are becoming more wary to use. A salesforce restructuring to assist the company with future growth led to a few bumps, however, and the company needs to show they are back on a sustainable growth trajectory to reach sustained cash flow profitability. Digital Turbine, Inc.’s sluggish advertising spending and delays in new product launches were the main reasons for the sluggish performance, and while we still believe there is value here, we have kept it a small size waiting for more signs of a recovery. Identiv, Inc., down over 59% in the fiscal period, sold a slower growing high-margin segment of its business for a cash price close to where the stock was trading. Unfortunately, the market was not enthused with the structure of the remaining business and punished the stock.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/13/2021)
Jacob Forward ETF NAV	24.20	-18.08
Jacob Forward ETF Market	24.01	-18.10
S&P 500 TR	27.14	10.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobforwardetf.com/fund-materials for more recent performance information. Visit https://jacobforwardetf.com/fund-materials for more recent performance information.
Net Assets	$ 2,240,457
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 20,556
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,240,457
Number of Holdings	37
Net Advisory Fee	$20,556
Portfolio Turnover	64%
30-Day SEC Yield	-0.53%
30-Day SEC Yield Unsubsidized	-0.53%

Holdings [Text Block]

Top 10 Issuers	(%)
Harrow, Inc.	9.3%
CareDx, Inc.	8.9%
Doximity, Inc.	5.3%
First American Government Obligations Fund	5.1%
MongoDB, Inc.	4.9%
Inspired Entertainment, Inc.	4.7%
DraftKings, Inc.	4.4%
Heron Therapeutics, Inc.	4.3%
Zillow Group, Inc.	4.2%
Block, Inc.	4.0%

Updated Prospectus Web Address	https://jacobforwardetf.com/fund-materials